Supplement dated January 27, 2026 to the

Prospectus and Statement of Additional Information, each dated January 12, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long ARQQ Daily ETF

Tradr 2X Long BETR Daily ETF

Tradr 2X Long BKKT Daily ETF

Tradr 2X Long EH Daily ETF

Tradr 2X Long EVEX Daily ETF

Tradr 2X Long FRMI Daily ETF

Tradr 2X Long INOD Daily ETF

Tradr 2X Long IOT Daily ETF

Tradr 2X Long KDK Daily ETF

Tradr 2X Long LAC Daily ETF

Tradr 2X Long NTSK Daily ETF

Tradr 2X Long QURE Daily ETF

Tradr 2X Long RZLV Daily ETF

Tradr 2X Long SHLS Daily ETF

Tradr 2X Long SNAP Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.